Discontinued Operations Narrative (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Cash & Go JV [Member] consumer_loan_store	Dec. 31, 2013 Cash & Go JV [Member]	Dec. 31, 2012 Cash & Go JV [Member]	Dec. 31, 2011 Cash & Go JV [Member]	Sep. 30, 2012 Texas Consumer Loan Stores consumer_loan_store	Mar. 31, 2011 Illinois Consumer Loan Stores store	Dec. 31, 2012 Illinois Consumer Loan Stores
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of consumer loan stores closed				37				7
Net gain from sale of stores	$ (1,298)	$ (966)	$ 9,965	$ 844				$ (628)	$ 5,979
Net gain from sale of stores (per share)				$ 0.03				$ (0.03)	$ 0.19
After-tax earnings from discontinued Illinois operations					$ 211	$ 243	$ 386			$ 514
After-tax earnings from discontinued Illinois operations (per share)					$ 0.01	$ 0.01	$ 0.01			$ 0.02
Number of stores sold									10